Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
16.	SUPPLEMENTAL CASH FLOW INFORMATION

	2020	2019	2018
	($)	($)	($)
Non-cash investing and financing activities:

Contribution benefit on low interest rate notes (Note 9)	228,497	182,299	500,921
Shares issued to acquire Newco shares (Note 6)	-	1,892,012	-
Deferred financing cost included in accrued expenses	423,392	-	-
Residual value of units	55,210	-	78,957
Fair value of broker warrants	-	-	116,226

Interest paid during the year	-	56,144	-
Income taxes paid during the year	-	-	-